Trade payables	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade Payable [Abstract]
Trade payables
23	Trade payables

	At December 31,
	2018	2017
Non-current
Trade payables with related parties (Note 26)	15	-
Trade payable with suppliers	1,493	3,302
	1,508	3,302
Current
Trade payables with suppliers	110,375	122,145
Trade payables with related parties (Note 26)	4,266	5,667
	114,641	127,812

Fair value of trade payables does not materially differ from book value.